Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 sqft	Dec. 31, 2011 sqft	Dec. 31, 2010
Schedule Of Operating Leases [Line Items]
Space sublet under lease agreement square feet	55,000
Space sublet under lease agreement square feet vacated	205,000
Area of facility closed		113,000
Operating leases expenses	$ 19.2	$ 23.8	$ 27.9
Operating subleasing agreement	2.8	2.8	2.3
Total amount of future minimum sublease payments	10.4	6.4
Net book value of assets acquired under capital leases			1.5
Accumulated depreciation expense related to assets under capital leases			71.8
Depreciation expense related to assets under capital leases		0.3	1.4
Set off of sale and lease back transactions			31.2
Charge against termination of the leases		$ 0.1
EDT King of Prussia [Member]
Schedule Of Operating Leases [Line Items]
Space sublet under lease agreement square feet	50,000
South San Francisco [Member]
Schedule Of Operating Leases [Line Items]
Operating leases, optional additional term, years	5
Space lease term expire date	November 2014
South San Francisco [Member] | Prothena [Member]
Schedule Of Operating Leases [Line Items]
Number of square feet of space utilized	26,000
South San Francisco [Member] | R&D Administration And Other Corporate Functions [Member]
Schedule Of Operating Leases [Line Items]
Number of square feet of space utilized	260,000
Dublin [Member] | Treasury Building [Member]
Schedule Of Operating Leases [Line Items]
Number of square feet of space utilized	41,000
Operating leases, optional additional term, years	10
Dublin [Member] | Janssen AI [Member]
Schedule Of Operating Leases [Line Items]
Space lease term expire date	July 2014
Space sublet under lease agreement square feet	0
New York [Member] | Sublease [Member]
Schedule Of Operating Leases [Line Items]
Lease term expire date	2015-02
Massachusetts [Member] | R&D Sales And Administrative [Member]
Schedule Of Operating Leases [Line Items]
Number of square feet of space utilized	11,830
Lease term expire date	2017
Equipment And Vehicles [Member] | Minimum [Member]
Schedule Of Operating Leases [Line Items]
Operating leases, term, years	3
Equipment And Vehicles [Member] | Maximum [Member]
Schedule Of Operating Leases [Line Items]
Operating leases, term, years	5